Long term debt (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Current portion of long term debt (note 13(a))	CAD 5,962	CAD 0
Long-term debt	42,537	64,269
Credit Facility
Debt Instrument [Line Items]
Long-term debt	22,610	5,536
Corporate debentures
Debt Instrument [Line Items]
Long-term debt	CAD 19,927	CAD 58,733